NOTE RECEIVABLES (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
PREPAYMENTS
Note Receivable From Related Party	$ 3,798,130
Annual Interest Percentage	5.00%
Maturity Date	November 4, 2022
Accrued Interest For The Loan	$ 167,626